Share-Based Compensation Plans - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2018 INR (₨) mo	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨) mo	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($) mo
Vedanta Limited Employee Stock Option Scheme 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of awards	₨ 1
Performance period of awards	Performance period is three years, with no re-testing being allowed	Performance period is three years, with no re-testing being allowed
Weighted average remaining contractual life for options | mo	32		39		32
Share-based payment transactions expense recognized	₨ 468,000,000	$ 7,200,000	₨ 66,000,000
CIPOP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of awards	₨ 0		₨ 0
Performance period of awards	3 years from grant date	3 years from grant date
Weighted average remaining contractual life for options	0		0		0
Weighted average share price at date of exercise of stock options	₨ 0		₨ 196
Provision for employee stock option	625,000,000
Outstanding employee stock option liability	83,000,000
Weighted average exercise price				₨ 10.00
CIESOP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of awards	₨ 0		₨ 0
Performance period of awards	3 years from grant date	3 years from grant date
Weighted average remaining contractual life for options	0		0		0
Weighted average share price at date of exercise of stock options	₨ 324.64	$ 5.00	₨ 227.41
Exercise price per option	40
Weighted average exercise price	₨ 275.47		264.31	302.56
Employee share option plan of Vedanta Resources Plc [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period of awards	Performance period of each option is three years and is exercisable within a period of six months from the date of vesting beyond which the option lapses	Performance period of each option is three years and is exercisable within a period of six months from the date of vesting beyond which the option lapses
Weighted average exercise price | $					$ 0.10
Amount recovered by the Parent	₨ 527,000,000		628,000,000
Expense recognised on account of cash settled share based plan	220,000,000		49,000,000	13,000,000
Share based compensation liability	220,000,000
Expense recognised on account of equity settled share based plan	995,000,000		₨ 158,000,000	₨ 343,000,000
Share based payments capitalised	₨ 38,000,000